Label	Element	Value
(John Hancock Focused High Yield Fund - Classes A, B, C and I) | (John Hancock Focused High Yield Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high current income. Capital appreciation is a secondary goal.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 19 to 21 of the prospectus under "Sales charge reductions and waivers" or pages 141 to 144 of the fund's Statement of Additional Information under "Initial sales charge on Class A shares."

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the John Hancock family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Not Sold
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 89% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	89.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. and foreign fixed-income securities rated BB/Ba or lower and their unrated equivalents. Bonds rated at or below BB by Standard & Poor's Ratings Services (S&P) or Fitch Ratings, Inc. (Fitch) or Ba by Moody's Investors Service, Inc. (Moody's) are considered junk bonds. These may include, but are not limited to, domestic and foreign corporate bonds and government obligations, debentures and notes, convertible securities and preferred securities. No more than 10% of the fund's total assets may be invested in securities that are rated in default by S&P or Moody's. The fund's investment policies are based on credit ratings at the time of purchase. There is no limit on the fund's average maturity.

The manager concentrates on industry allocation and securities selection in making investment decisions. The manager uses top-down analysis to determine which industries may benefit from current and future changes in the economy. The manager uses bottom-up research to find individual securities that appear comparatively undervalued. The manager looks at the financial condition of the issuers, as well as the collateralization and other features of the securities themselves. The fund may hold up to 20% of its total assets in the securities of companies in any one industry and up to 10% of its total assets in the securities of any individual issuer. The fund typically invests in a broad range of industries.

The fund may invest in both investment-grade and below-investment-grade asset-backed securities. The fund may use certain higher-risk investments, including restricted or illiquid securities and derivatives. Derivatives may be used to reduce risk, obtain efficient market exposure, and/or enhance investment returns, and may include futures contracts on securities, indexes and foreign currency; options on futures contracts, securities, indexes and foreign currency; interest-rate, foreign currency and credit default swaps; and foreign currency forward contracts. In addition, the fund may invest up to 20% of its assets in U.S. and foreign common stocks of companies of any size. The fund may trade securities actively.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Defaulted debt risk. Investing in defaulted debt securities is speculative and involves substantial risks in addition to those of non-defaulted high-yield securities. Defaulted debt securities generally do not generate interest payments. Principal on defaulted debt might not be repaid, and a fund could lose up to its entire investment.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The value of convertible preferred stock can depend heavily on the price of the underlying common stock.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize, along with specific additional associated risks, if any, include: credit default swaps; foreign currency forward contracts; foreign currency swaps; futures contracts; interest-rate swaps; and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-sized capitalization securities may underperform the market as a whole.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291, Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time (Class A, Class B, and Class C), or 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days (Class I).

A note on performance

Class A shares commenced operations on June 30, 1993. Class I shares commenced operations on August 27, 2007. Returns shown prior to the commencement date of Class I shares are those of Class A shares that have been recalculated to reflect the gross fees and expenses of Class I shares. Returns for Class I shares would have been substantially similar to returns of Class A shares because each share class is invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.50% to 4.00%, effective February 3, 2014.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns (%)—Class A (sales charges are not reflected in the bar chart and returns would have been lower if they were)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	sales charges are not reflected in the bar chart and returns would have been lower if they were
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the six months ended June 30, 2016, was 6.59%. Best quarter: Q3 '09, 29.25% Worst quarter: Q4 '08, -30.28%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/15
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Please note that after-tax returns (shown for Class A shares only)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	by calling 800-225-5291, Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time (Class A, Class B, and Class C), or 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days (Class I).
(John Hancock Focused High Yield Fund - Classes A, B, C and I) | (John Hancock Focused High Yield Fund) | Bank of America Merrill Lynch US High Yield Master II Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(4.64%)
5 Years	rr_AverageAnnualReturnYear05	4.84%
10 Years	rr_AverageAnnualReturnYear10	6.81%
(John Hancock Focused High Yield Fund - Classes A, B, C and I) | (John Hancock Focused High Yield Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	4.00%
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Shareholder Fee Other	rr_ShareholderFeeOther	$ 20
Management fee	rr_ManagementFeesOverAssets	0.51%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.22%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 496
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	700
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	920
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,553
Annual Return 2006	rr_AnnualReturn2006	20.25%
Annual Return 2007	rr_AnnualReturn2007	(1.21%)
Annual Return 2008	rr_AnnualReturn2008	(48.45%)
Annual Return 2009	rr_AnnualReturn2009	69.57%
Annual Return 2010	rr_AnnualReturn2010	24.85%
Annual Return 2011	rr_AnnualReturn2011	(13.15%)
Annual Return 2012	rr_AnnualReturn2012	25.27%
Annual Return 2013	rr_AnnualReturn2013	10.54%
Annual Return 2014	rr_AnnualReturn2014	(0.88%)
Annual Return 2015	rr_AnnualReturn2015	(4.40%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the six months ended June 30, 2016, was 6.59%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.59%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '09, 29.25%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.25%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, –30.28%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.28%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	(8.23%)
5 Years	rr_AverageAnnualReturnYear05	1.83%
10 Years	rr_AverageAnnualReturnYear10	3.56%
(John Hancock Focused High Yield Fund - Classes A, B, C and I) | (John Hancock Focused High Yield Fund) | Class A | after tax on distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(10.79%)
5 Years	rr_AverageAnnualReturnYear05	(0.74%)
10 Years	rr_AverageAnnualReturnYear10	0.45%
(John Hancock Focused High Yield Fund - Classes A, B, C and I) | (John Hancock Focused High Yield Fund) | Class A | after tax on distributions, with sale
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(4.54%)
5 Years	rr_AverageAnnualReturnYear05	0.40%
10 Years	rr_AverageAnnualReturnYear10	1.47%
(John Hancock Focused High Yield Fund - Classes A, B, C and I) | (John Hancock Focused High Yield Fund) | Class B
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	5.00%
Shareholder Fee Other	rr_ShareholderFeeOther	$ 20
Management fee	rr_ManagementFeesOverAssets	0.51%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.22%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 676
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	845
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,139
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,842
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	176
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	545
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	939
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,842
1 Year	rr_AverageAnnualReturnYear01	(9.63%)
5 Years	rr_AverageAnnualReturnYear05	1.51%
10 Years	rr_AverageAnnualReturnYear10	3.36%
(John Hancock Focused High Yield Fund - Classes A, B, C and I) | (John Hancock Focused High Yield Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	1.00%
Shareholder Fee Other	rr_ShareholderFeeOther	$ 20
Management fee	rr_ManagementFeesOverAssets	0.51%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 276
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	545
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	939
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,041
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	176
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	545
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	939
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,041
1 Year	rr_AverageAnnualReturnYear01	(6.31%)
5 Years	rr_AverageAnnualReturnYear05	1.87%
10 Years	rr_AverageAnnualReturnYear10	3.18%
(John Hancock Focused High Yield Fund - Classes A, B, C and I) | (John Hancock Focused High Yield Fund) | Class I
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Shareholder Fee Other	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.51%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.20%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	227
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	395
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 883
1 Year	rr_AverageAnnualReturnYear01	(4.47%)
5 Years	rr_AverageAnnualReturnYear05	2.90%
10 Years	rr_AverageAnnualReturnYear10	4.28%
(John Hancock Focused High Yield Fund - Class R6) | (John Hancock Focused High Yield Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high current income. Capital appreciation is a secondary goal.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2017
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R6 shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 89% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	89.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. and foreign fixed-income securities rated BB/Ba or lower and their unrated equivalents. Bonds rated at or below BB by Standard & Poor's Ratings Services (S&P) or Fitch Ratings, Inc. (Fitch) or Ba by Moody's Investors Service, Inc. (Moody's) are considered junk bonds. These may include, but are not limited to, domestic and foreign corporate bonds and government obligations, debentures and notes, convertible securities and preferred securities. No more than 10% of the fund's total assets may be invested in securities that are rated in default by S&P or Moody's. The fund's investment policies are based on credit ratings at the time of purchase. There is no limit on the fund's average maturity.

The manager concentrates on industry allocation and securities selection in making investment decisions. The manager uses top-down analysis to determine which industries may benefit from current and future changes in the economy. The manager uses bottom-up research to find individual securities that appear comparatively undervalued. The manager looks at the financial condition of the issuers, as well as the collateralization and other features of the securities themselves. The fund may hold up to 20% of its total assets in the securities of companies in any one industry and up to 10% of its total assets in the securities of any individual issuer. The fund typically invests in a broad range of industries.

The fund may invest in both investment-grade and below-investment-grade asset-backed securities. The fund may use certain higher-risk investments, including restricted or illiquid securities and derivatives. Derivatives may be used to reduce risk, obtain efficient market exposure, and/or enhance investment returns, and may include futures contracts on securities, indexes and foreign currency; options on futures contracts, securities, indexes and foreign currency; interest-rate, foreign currency and credit default swaps; and foreign currency forward contracts. In addition, the fund may invest up to 20% of its assets in U.S. and foreign common stocks of companies of any size. The fund may trade securities actively.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Defaulted debt risk. Investing in defaulted debt securities is speculative and involves substantial risks in addition to those of non-defaulted high-yield securities. Defaulted debt securities generally do not generate interest payments. Principal on defaulted debt might not be repaid, and a fund could lose up to its entire investment.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The value of convertible preferred stock can depend heavily on the price of the underlying common stock.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize, along with specific additional associated risks, if any, include: credit default swaps; foreign currency forward contracts; foreign currency swaps; futures contracts; interest-rate swaps; and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-sized capitalization securities may underperform the market as a whole.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

A note on performance

Class A shares commenced operations on June 30, 1993. Because Class R6 shares of the fund had not commenced operations as of the date of this prospectus, the returns shown are those of Class A shares that have been recalculated to reflect the estimated gross fees and expenses of Class R6 shares. Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class R6 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the six months ended June 30, 2016, was 6.83%. Best quarter: Q3 '09, 29.40% Worst quarter: Q4 '08, -30.22%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/15
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock Focused High Yield Fund - Class R6) | (John Hancock Focused High Yield Fund) | Bank of America Merrill Lynch U.S. High Yield Master II Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(4.64%)
5 Years	rr_AverageAnnualReturnYear05	4.84%
10 Years	rr_AverageAnnualReturnYear10	6.81%
(John Hancock Focused High Yield Fund - Class R6) | (John Hancock Focused High Yield Fund) | Class R6
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.51%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.11%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.62%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[4]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	197
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	344
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 772
Annual Return 2006	rr_AnnualReturn2006	20.74%
Annual Return 2007	rr_AnnualReturn2007	(0.85%)
Annual Return 2008	rr_AnnualReturn2008	(48.27%)
Annual Return 2009	rr_AnnualReturn2009	70.30%
Annual Return 2010	rr_AnnualReturn2010	25.40%
Annual Return 2011	rr_AnnualReturn2011	(12.78%)
Annual Return 2012	rr_AnnualReturn2012	25.82%
Annual Return 2013	rr_AnnualReturn2013	11.05%
Annual Return 2014	rr_AnnualReturn2014	(0.44%)
Annual Return 2015	rr_AnnualReturn2015	(3.97%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the six months ended June 30, 2016, was 6.83%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.83%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '09, 29.40%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.40%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, –30.22%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.22%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	(3.97%)
5 Years	rr_AverageAnnualReturnYear05	3.10%
10 Years	rr_AverageAnnualReturnYear10	4.42%
(John Hancock Focused High Yield Fund - Class R6) | (John Hancock Focused High Yield Fund) | Class R6 | after tax on distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(6.66%)
5 Years	rr_AverageAnnualReturnYear05	0.50%
10 Years	rr_AverageAnnualReturnYear10	1.28%
(John Hancock Focused High Yield Fund - Class R6) | (John Hancock Focused High Yield Fund) | Class R6 | after tax on distributions, with sale
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(2.13%)
5 Years	rr_AverageAnnualReturnYear05	1.34%
10 Years	rr_AverageAnnualReturnYear10	2.10%
(John Hancock Global Conservative Absolute Return Fund - Classes A, C, I and R6) | (John Hancock Global Conservative Absolute Return Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term absolute return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 18 to 20 of the prospectus under "Sales charge reductions and waivers" or pages 141 to 144 of the fund's Statement of Additional Information under "Initial sales charge on Class A shares."

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the John Hancock family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2017
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Not Sold
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 116% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	116.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund may use an extensive range of investment strategies and invest in a wide spectrum of fixed-income, debt, and money market securities, as well as derivative instruments, in pursuing its investment objective.

The fund may invest in fixed-income, debt, and money market securities of companies and government and supranational entities around the world, including in emerging markets. The fund is not subject to any maturity, market capitalization or credit quality restrictions and may invest in high-yield below-investment-grade bonds (junk bonds) without limitation. The fund may invest significantly in particular economic sectors.

The fund also may invest in money market funds. Under normal market conditions, at least 40% of the value of the fund's net assets will be invested in or exposed to obligations of issuers or obligors located outside of the United States. The fund also invests extensively in derivative instruments, which may relate to fixed-income and debt securities, interest rates, total return rates, currencies or currency exchange rates, or indexes. Derivatives, including futures, options, swaps (including credit default and variance swaps), and foreign currency forward contracts, may be used both for investment and hedging purposes and to take long and short positions in markets, currencies, securities, and groups of securities.

The manager seeks to maximize risk-adjusted absolute return by using multiple strategies across listed fixed-income and debt securities, currencies, derivatives, or other instruments as part of a diversified global portfolio. These strategies include exploiting market cyclicality and a diverse array of inefficiencies across and within global markets. The manager manages the fund's investment strategies dynamically over time and will actively modify investment strategies and develop new strategies in response to additional research, changing market conditions, or other factors. The fund also may hold cash or invest its cash balances in cash equivalents and short-term investments, including money market funds.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. In addition, although the manager aims to maximize absolute return, there is no guarantee that the fund will generate positive returns. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Foreign currencies may decline in value, which could negatively impact performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are magnified in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment and greater social, economic, and political uncertainties than more developed countries.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize, along with specific additional associated risks, if any, include: credit default swaps; foreign currency forward contracts; futures contracts; options; and swaps. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-sized capitalization securities may underperform the market as a whole.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The Barclays Global Aggregate 1-3 Year Hedged USD Index shows how the fund's performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291, Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time (Class A and Class C shares), or 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days (Class I and Class R6 shares).

A note on performance

Class A shares commenced operations on July 16, 2013. Class C shares commenced operations on June 27, 2014. Returns shown prior to the commencement date of Class C shares are those of Class A shares, except that they do not include Class A shares' sales charges and would be lower if they did. Returns for Class C shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns (%)—Class A (sales charges are not reflected in the bar chart and returns would have been lower if they were)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	sales charges are not reflected in the bar chart and returns would have been lower if they were
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the six months ended June 30, 2016, was -0.10%. Best quarter: Q4 '15, 1.32% Worst quarter: Q4 '14, -1.18%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/15
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Please note that after-tax returns (shown for Class A shares only)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	by calling 800-225-5291, Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time (Class A and Class C shares), or 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days (Class I and Class R6 shares).
(John Hancock Global Conservative Absolute Return Fund - Classes A, C, I and R6) | (John Hancock Global Conservative Absolute Return Fund) | Bank of America Merrill Lynch U.S. Dollar 1-Month LIBID Average Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.10%
Since inception	rr_AverageAnnualReturnSinceInception	0.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 16, 2013
(John Hancock Global Conservative Absolute Return Fund - Classes A, C, I and R6) | (John Hancock Global Conservative Absolute Return Fund) | Barclays Global Aggregate 1-3 Year Hedged USD Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.83%	[5]
Since inception	rr_AverageAnnualReturnSinceInception	1.08%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 16, 2013	[5]
(John Hancock Global Conservative Absolute Return Fund - Classes A, C, I and R6) | (John Hancock Global Conservative Absolute Return Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	3.00%
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Shareholder Fee Other	rr_ShareholderFeeOther	$ 20
Management fee	rr_ManagementFeesOverAssets	0.85%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.66%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.81%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.67%)	[6]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.14%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 413
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	789
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,190
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,309
Annual Return 2014	rr_AnnualReturn2014	(0.39%)
Annual Return 2015	rr_AnnualReturn2015	0.91%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the six months ended June 30, 2016, was –0.10%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.10%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q4 '15, 1.32%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.32%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2015
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '14, –1.18%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.18%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2014
1 Year	rr_AverageAnnualReturnYear01	(2.12%)
Since inception	rr_AverageAnnualReturnSinceInception	(0.86%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 16, 2013
(John Hancock Global Conservative Absolute Return Fund - Classes A, C, I and R6) | (John Hancock Global Conservative Absolute Return Fund) | Class A | after tax on distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(2.70%)
Since inception	rr_AverageAnnualReturnSinceInception	(1.52%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 16, 2013
(John Hancock Global Conservative Absolute Return Fund - Classes A, C, I and R6) | (John Hancock Global Conservative Absolute Return Fund) | Class A | after tax on distributions, with sale
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(1.18%)
Since inception	rr_AverageAnnualReturnSinceInception	(0.95%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 16, 2013
(John Hancock Global Conservative Absolute Return Fund - Classes A, C, I and R6) | (John Hancock Global Conservative Absolute Return Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	1.00%
Shareholder Fee Other	rr_ShareholderFeeOther	$ 20
Management fee	rr_ManagementFeesOverAssets	0.85%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.66%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.51%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.62%)	[6]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 292
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	723
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,280
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,799
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	192
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	723
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,280
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,799
1 Year	rr_AverageAnnualReturnYear01	(0.85%)
Since inception	rr_AverageAnnualReturnSinceInception	(0.12%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 16, 2013
(John Hancock Global Conservative Absolute Return Fund - Classes A, C, I and R6) | (John Hancock Global Conservative Absolute Return Fund) | Class I
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Shareholder Fee Other	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.85%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.64%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.49%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[6]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	412
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	756
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,728
1 Year	rr_AverageAnnualReturnYear01	1.22%
Since inception	rr_AverageAnnualReturnSinceInception	0.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 16, 2013
(John Hancock Global Conservative Absolute Return Fund - Classes A, C, I and R6) | (John Hancock Global Conservative Absolute Return Fund) | Class R6
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Shareholder Fee Other	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.85%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.55%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.40%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.62%)	[6]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	382
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	707
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,626
1 Year	rr_AverageAnnualReturnYear01	1.19%
Since inception	rr_AverageAnnualReturnSinceInception	0.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 16, 2013
(John Hancock Global Conservative Absolute Return Fund - Classes R1-R5) | (John Hancock Global Conservative Absolute Return Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term absolute return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2017
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R2, Class R3, Class R4, and Class R5 shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 116% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	116.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund may use an extensive range of investment strategies and invest in a wide spectrum of fixed-income, debt, and money market securities, as well as derivative instruments, in pursuing its investment objective.

The fund may invest in fixed-income, debt, and money market securities of companies and government and supranational entities around the world, including in emerging markets. The fund is not subject to any maturity, market capitalization or credit quality restrictions and may invest in high-yield below-investment-grade bonds (junk bonds) without limitation. The fund may invest significantly in particular economic sectors.

The fund also may invest in money market funds. Under normal market conditions, at least 40% of the value of the fund's net assets will be invested in or exposed to obligations of issuers or obligors located outside of the United States. The fund also invests extensively in derivative instruments, which may relate to fixed-income and debt securities, interest rates, total return rates, currencies or currency exchange rates, or indexes. Derivatives, including futures, options, swaps (including credit default and variance swaps), and foreign currency forward contracts, may be used both for investment and hedging purposes and to take long and short positions in markets, currencies, securities, and groups of securities.

The manager seeks to maximize risk-adjusted absolute return by using multiple strategies across listed fixed-income and debt securities, currencies, derivatives, or other instruments as part of a diversified global portfolio. These strategies include exploiting market cyclicality and a diverse array of inefficiencies across and within global markets. The manager manages the fund's investment strategies dynamically over time and will actively modify investment strategies and develop new strategies in response to additional research, changing market conditions, or other factors. The fund also may hold cash or invest its cash balances in cash equivalents and short-term investments, including money market funds.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. In addition, although the manager aims to maximize absolute return, there is no guarantee that the fund will generate positive returns. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Foreign currencies may decline in value, which could negatively impact performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are magnified in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment and greater social, economic, and political uncertainties than more developed countries.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize, along with specific additional associated risks, if any, include: credit default swaps; foreign currency forward contracts; futures contracts; options; and swaps. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-sized capitalization securities may underperform the market as a whole.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The Barclays Global Aggregate 1-3 Year Hedged USD Index shows how the fund's performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

A note on performance

Class A shares commenced operations on July 16, 2013. Because Class R1, Class R2, Class R3, Class R4, and Class R5 shares of the fund had not commenced operations as of the date of this prospectus, the returns shown are those of Class A shares, except that they do not include Class A sales charges and would be lower if they did. Returns for Class R1, Class R2, Class R3, Class R4, and Class R5 shares would have been substantially similar to returns of Class A shares because each share class is invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Please note that after-tax returns (shown for Class R1 shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns (%)—Class R1
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the six months ended June 30, 2016, was -0.10%. Best quarter: Q4 '15, 1.32% Worst quarter: Q4 '14, -1.18%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/15
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Please note that after-tax returns (shown for Class R1 shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Please note that after-tax returns (shown for Class R1 shares only)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock Global Conservative Absolute Return Fund - Classes R1-R5) | (John Hancock Global Conservative Absolute Return Fund) | Bank of America Merrill Lynch U.S. Dollar 1-Month LIBID Average Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.10%
Since inception	rr_AverageAnnualReturnSinceInception	0.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 16, 2013
(John Hancock Global Conservative Absolute Return Fund - Classes R1-R5) | (John Hancock Global Conservative Absolute Return Fund) | Barclays Global Aggregate 1-3 Year Hedged USD Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.83%	[5]
Since inception	rr_AverageAnnualReturnSinceInception	1.08%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 16, 2013	[5]
(John Hancock Global Conservative Absolute Return Fund - Classes R1-R5) | (John Hancock Global Conservative Absolute Return Fund) | Class R1
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.85%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[7]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.55%	[7]
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.80%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.15%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[8]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 158
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	615
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,099
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,435
Annual Return 2014	rr_AnnualReturn2014	(0.39%)
Annual Return 2015	rr_AnnualReturn2015	0.91%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the six months ended June 30, 2016, was –0.10%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.10%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q4 '15, 1.32%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.32%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2015
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '14, –1.18%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.18%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2014
1 Year	rr_AverageAnnualReturnYear01	0.91%
Since inception	rr_AverageAnnualReturnSinceInception	0.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 16, 2013
(John Hancock Global Conservative Absolute Return Fund - Classes R1-R5) | (John Hancock Global Conservative Absolute Return Fund) | Class R1 | after tax on distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.31%
Since inception	rr_AverageAnnualReturnSinceInception	(0.30%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 16, 2013
(John Hancock Global Conservative Absolute Return Fund - Classes R1-R5) | (John Hancock Global Conservative Absolute Return Fund) | Class R1 | after tax on distributions, with sale
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.53%
Since inception	rr_AverageAnnualReturnSinceInception	(0.02%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 16, 2013
(John Hancock Global Conservative Absolute Return Fund - Classes R1-R5) | (John Hancock Global Conservative Absolute Return Fund) | Class R2
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.85%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[7]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.55%	[7]
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.80%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.90%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[8]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	539
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	971
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,173
1 Year	rr_AverageAnnualReturnYear01	0.91%
Since inception	rr_AverageAnnualReturnSinceInception	0.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 16, 2013
(John Hancock Global Conservative Absolute Return Fund - Classes R1-R5) | (John Hancock Global Conservative Absolute Return Fund) | Class R3
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.85%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.15%	[7]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.55%	[7]
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.70%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.05%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[8]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 148
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	585
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,048
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,331
1 Year	rr_AverageAnnualReturnYear01	0.91%
Since inception	rr_AverageAnnualReturnSinceInception	0.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 16, 2013
(John Hancock Global Conservative Absolute Return Fund - Classes R1-R5) | (John Hancock Global Conservative Absolute Return Fund) | Class R4
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.85%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.10%	[7]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.55%	[7]
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.65%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.75%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[8]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	493
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	893
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,013
1 Year	rr_AverageAnnualReturnYear01	0.91%
Since inception	rr_AverageAnnualReturnSinceInception	0.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 16, 2013
(John Hancock Global Conservative Absolute Return Fund - Classes R1-R5) | (John Hancock Global Conservative Absolute Return Fund) | Class R5
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.85%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	0.05%	[7]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.55%	[7]
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.60%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.45%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[8]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	400
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	735
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,684
1 Year	rr_AverageAnnualReturnYear01	0.91%
Since inception	rr_AverageAnnualReturnSinceInception	0.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 16, 2013
(John Hancock Global Conservative Absolute Return Fund - Class 1) | (John Hancock Global Conservative Absolute Return Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term absolute return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2017
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class 1 shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 116% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	116.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund may use an extensive range of investment strategies and invest in a wide spectrum of fixed-income, debt, and money market securities, as well as derivative instruments, in pursuing its investment objective.

The fund may invest in fixed-income, debt, and money market securities of companies and government and supranational entities around the world, including in emerging markets. The fund is not subject to any maturity, market capitalization or credit quality restrictions and may invest in high-yield below-investment-grade bonds (junk bonds) without limitation. The fund may invest significantly in particular economic sectors.

The fund also may invest in money market funds. Under normal market conditions, at least 40% of the value of the fund's net assets will be invested in or exposed to obligations of issuers or obligors located outside of the United States. The fund also invests extensively in derivative instruments, which may relate to fixed-income and debt securities, interest rates, total return rates, currencies or currency exchange rates, or indexes. Derivatives, including futures, options, swaps (including credit default and variance swaps), and foreign currency forward contracts, may be used both for investment and hedging purposes and to take long and short positions in markets, currencies, securities, and groups of securities.

The manager seeks to maximize risk-adjusted absolute return by using multiple strategies across listed fixed-income and debt securities, currencies, derivatives, or other instruments as part of a diversified global portfolio. These strategies include exploiting market cyclicality and a diverse array of inefficiencies across and within global markets. The manager manages the fund's investment strategies dynamically over time and will actively modify investment strategies and develop new strategies in response to additional research, changing market conditions, or other factors. The fund also may hold cash or invest its cash balances in cash equivalents and short-term investments, including money market funds.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. In addition, although the manager aims to maximize absolute return, there is no guarantee that the fund will generate positive returns. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Foreign currencies may decline in value, which could negatively impact performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are magnified in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment and greater social, economic, and political uncertainties than more developed countries.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize, along with specific additional associated risks, if any, include: credit default swaps; foreign currency forward contracts; futures contracts; options; and swaps. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-sized capitalization securities may underperform the market as a whole.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The Barclays Global Aggregate 1-3 Year Hedged USD Index shows how the fund's performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

A note on performance

Class A shares commenced operations on July 16, 2013. Because Class 1 shares of the fund had not commenced operations as of the date of this prospectus, the returns shown are those of Class A shares, except that they do not include Class A sales charges and would be lower if they did. Returns for Class 1 shares would have been substantially similar to returns of Class A shares because each share class is invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns (%)—Class 1
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the six months ended June 30, 2016, was -0.10%. Best quarter: Q4 '15, 1.32% Worst quarter: Q4 '14, -1.18%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/15
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-344-1029
(John Hancock Global Conservative Absolute Return Fund - Class 1) | (John Hancock Global Conservative Absolute Return Fund) | Bank of America Merrill Lynch U.S. Dollar 1-Month LIBID Average Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.10%
Since inception	rr_AverageAnnualReturnSinceInception	0.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 16, 2013
(John Hancock Global Conservative Absolute Return Fund - Class 1) | (John Hancock Global Conservative Absolute Return Fund) | Barclays Global Aggregate 1-3 Year Hedged USD Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.83%	[5]
Since inception	rr_AverageAnnualReturnSinceInception	1.08%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 16, 2013	[5]
(John Hancock Global Conservative Absolute Return Fund - Class 1) | (John Hancock Global Conservative Absolute Return Fund) | Class 1
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.85%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.53%	[9]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.43%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[10]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	393
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	724
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,661
Annual Return 2014	rr_AnnualReturn2014	(0.39%)
Annual Return 2015	rr_AnnualReturn2015	0.91%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the six months ended June 30, 2016, was –0.10%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.10%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q4 '15, 1.32%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.32%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2015
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '14, –1.18%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.18%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2014
1 Year	rr_AverageAnnualReturnYear01	0.91%
Since inception	rr_AverageAnnualReturnSinceInception	0.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 16, 2013
(John Hancock Global Conservative Absolute Return Fund - Class 1) | (John Hancock Global Conservative Absolute Return Fund) | Class 1 | after tax on distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.31%
Since inception	rr_AverageAnnualReturnSinceInception	(0.30%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 16, 2013
(John Hancock Global Conservative Absolute Return Fund - Class 1) | (John Hancock Global Conservative Absolute Return Fund) | Class 1 | after tax on distributions, with sale
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.53%
Since inception	rr_AverageAnnualReturnSinceInception	(0.02%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 16, 2013
(John Hancock Global Short Duration Credit Fund - Class A) | (John Hancock Global Short Duration Credit Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to maximize total return consisting of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 16 to 18 of the prospectus under "Sales charge reductions and waivers" or pages 141 to 144 of the fund's Statement of Additional Information under "Initial sales charge on Class A shares."

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the John Hancock family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class A shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 56% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds. These bonds may include investment-grade and below-investment-grade (junk) bonds issued by U.S. and foreign corporations and U.S. and foreign governments and their agencies and instrumentalities. Under normal circumstances, the fund will invest at least 40% of its net assets in foreign securities, including those of issuers in emerging markets. The fund may also invest in preferred securities and other types of debt securities.

The manager uses a fundamental approach to security selection across all sectors of the bond market. Credit sectors in which the fund typically invests include U.S. government obligations, mortgage- and asset-backed securities, exchange-traded funds (ETFs), bank loans, investment-grade and below-investment-grade sovereign debt, and investment- and below-investment-grade U.S. and foreign corporate debt, including floating-rate loans. Some bank loans may be illiquid. The fund seeks income stability during periods of credit expansion or contraction. Regional, country, and currency allocation will be dynamic over time in response to market conditions.

The fund may invest up and down an issuer's capital structure (excluding common equity) and across the credit quality spectrum, except that the fund may not invest more than 10% of its total assets in junk bonds rated as low as D (in default) by Standard & Poor's Ratings Services (S&P), Moody's Investors Service, Inc. (Moody's), Fitch Ratings, Inc. (Fitch), or an equivalent nationally recognized statistical rating organization (NRSRO) (and their unrated equivalents). The fund's investment policies are based on credit ratings at the time of purchase. The fund will not be managed to correspond to a market benchmark.

The manager will tactically manage duration, which will typically be less than three years. The value of an investment held by a fixed-income fund with a duration of three years, for example, decreases by approximately 3% for every 1% increase in interest rates and increases by approximately 3% with every 1% decrease in interest rates.

The fund may invest in derivatives and actively manage currency to mitigate risk, enhance returns, and diversify its portfolio. Derivatives may include exchange-traded futures and options, currency forwards and options, and over-the-counter (OTC) transactions (e.g., credit default swaps (CDS) and interest-rate swaps). The fund may also utilize derivatives on the Chicago Board Options Exchange Market Volatility Index (VIX) or CDS Indexes (CDX), or on longer-term U.S. Treasury futures. The manager may hedge, cross-hedge, and proxy hedge currency exposures, as well as take outright naked long positions through currency derivatives. The fund may invest in long CDS exposure (selling protection) to augment income opportunities in select credits where the mandated term structure could not otherwise be attained, consistent with the fund's goal of delivering current income.

Although the fund's strategies are typically not leverage-based, certain derivative holdings in the portfolio may provide the economic equivalent of leverage because they display heightened price sensitivity to market fluctuations.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Foreign currencies may decline in value, which could negatively impact performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Defaulted debt risk. Investing in defaulted debt securities is speculative and involves substantial risks in addition to those of non-defaulted high-yield securities. Defaulted debt securities generally do not generate interest payments. Principal on defaulted debt might not be repaid, and a fund could lose up to its entire investment.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are magnified in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment and greater social, economic, and political uncertainties than more developed countries.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize, along with specific additional associated risks, if any, include: credit default swaps; currency options; foreign currency forward contracts; foreign currency swaps; futures contracts; interest-rate swaps; and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Leveraging risk. Using derivatives may result in a leveraged portfolio. Leverage increases a fund's losses when the value of its investments declines. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, risks associated with extended settlement, and the risks of being a lender.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The Barclays Global High Yield Index shows how the fund's performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291, Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time.

A note on performance

Class NAV shares commenced operations on October 21, 2013. Because Class A shares had not commenced operations as of the date of this prospectus, the returns shown are those of Class NAV shares, except that they reflect Class A sales loads. Returns for Class A shares would have been substantially similar to returns of Class NAV shares because each share class is invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. The returns have been adjusted to reflect the reduction in the maximum sales charge for Class A shares from 4.50% to 2.50%, effective February 3, 2014.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns (%)—Class A (sales charges are not reflected in the bar chart and returns would have been lower if they were)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	sales charges are not reflected in the bar chart and returns would have been lower if they were
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the six months ended June 30, 2016, was 7.04%. Best quarter: Q2 '14, 3.31% Worst quarter: Q3 '15, –4.77%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/15
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5291
(John Hancock Global Short Duration Credit Fund - Class A) | (John Hancock Global Short Duration Credit Fund) | Barclays Global High Yield Corporate 1-5 Year Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(5.19%)
Since inception	rr_AverageAnnualReturnSinceInception	(2.63%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2013
(John Hancock Global Short Duration Credit Fund - Class A) | (John Hancock Global Short Duration Credit Fund) | Barclays Global High Yield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(2.72%)
Since inception	rr_AverageAnnualReturnSinceInception	(0.41%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2013
(John Hancock Global Short Duration Credit Fund - Class A) | (John Hancock Global Short Duration Credit Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	2.50%
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	0.50%	[11]
Shareholder Fee Other	rr_ShareholderFeeOther	$ 20
Management fee	rr_ManagementFeesOverAssets	0.73%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.21%	[12]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 373
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	634
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	914
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,712
Annual Return 2014	rr_AnnualReturn2014	(0.45%)
Annual Return 2015	rr_AnnualReturn2015	(2.39%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the six months ended June 30, 2016, was 7.04%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.04%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '14, 3.31%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.31%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '15, –4.77%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.77%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
1 Year	rr_AverageAnnualReturnYear01	(4.85%)
Since inception	rr_AverageAnnualReturnSinceInception	(2.38%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2013
(John Hancock Global Short Duration Credit Fund - Class A) | (John Hancock Global Short Duration Credit Fund) | Class A | after tax on distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(7.34%)
Since inception	rr_AverageAnnualReturnSinceInception	(4.90%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2013
(John Hancock Global Short Duration Credit Fund - Class A) | (John Hancock Global Short Duration Credit Fund) | Class A | after tax on distributions, with sale
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(2.70%)
Since inception	rr_AverageAnnualReturnSinceInception	(2.87%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2013
(John Hancock Global Short Duration Credit Fund - Class I) | (John Hancock Global Short Duration Credit Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to maximize total return consisting of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class I shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 56% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds. These bonds may include investment-grade and below-investment-grade (junk) bonds issued by U.S. and foreign corporations and U.S. and foreign governments and their agencies and instrumentalities. Under normal circumstances, the fund will invest at least 40% of its net assets in foreign securities, including those of issuers in emerging markets. The fund may also invest in preferred securities and other types of debt securities.

The manager uses a fundamental approach to security selection across all sectors of the bond market. Credit sectors in which the fund typically invests include U.S. government obligations, mortgage- and asset-backed securities, exchange-traded funds (ETFs), bank loans, investment-grade and below-investment-grade sovereign debt, and investment- and below-investment-grade U.S. and foreign corporate debt, including floating-rate loans. Some bank loans may be illiquid. The fund seeks income stability during periods of credit expansion or contraction. Regional, country, and currency allocation will be dynamic over time in response to market conditions.

The fund may invest up and down an issuer's capital structure (excluding common equity) and across the credit quality spectrum, except that the fund may not invest more than 10% of its total assets in junk bonds rated as low as D (in default) by Standard & Poor's Ratings Services (S&P), Moody's Investors Service, Inc. (Moody's), Fitch Ratings, Inc. (Fitch), or an equivalent nationally recognized statistical rating organization (NRSRO) (and their unrated equivalents). The fund's investment policies are based on credit ratings at the time of purchase. The fund will not be managed to correspond to a market benchmark.

The manager will tactically manage duration, which will typically be less than three years. The value of an investment held by a fixed-income fund with a duration of three years, for example, decreases by approximately 3% for every 1% increase in interest rates and increases by approximately 3% with every 1% decrease in interest rates.

The fund may invest in derivatives and actively manage currency to mitigate risk, enhance returns, and diversify its portfolio. Derivatives may include exchange-traded futures and options, currency forwards and options, and over-the-counter (OTC) transactions (e.g., credit default swaps (CDS) and interest-rate swaps). The fund may also utilize derivatives on the Chicago Board Options Exchange Market Volatility Index (VIX) or CDS Indexes (CDX), or on longer-term U.S. Treasury futures. The manager may hedge, cross-hedge, and proxy hedge currency exposures, as well as take outright naked long positions through currency derivatives. The fund may invest in long CDS exposure (selling protection) to augment income opportunities in select credits where the mandated term structure could not otherwise be attained, consistent with the fund's goal of delivering current income.

Although the fund's strategies are typically not leverage-based, certain derivative holdings in the portfolio may provide the economic equivalent of leverage because they display heightened price sensitivity to market fluctuations.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Foreign currencies may decline in value, which could negatively impact performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Defaulted debt risk. Investing in defaulted debt securities is speculative and involves substantial risks in addition to those of non-defaulted high-yield securities. Defaulted debt securities generally do not generate interest payments. Principal on defaulted debt might not be repaid, and a fund could lose up to its entire investment.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are magnified in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment and greater social, economic, and political uncertainties than more developed countries.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize, along with specific additional associated risks, if any, include: credit default swaps; currency options; foreign currency forward contracts; foreign currency swaps; futures contracts; interest-rate swaps; and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Leveraging risk. Using derivatives may result in a leveraged portfolio. Leverage increases a fund's losses when the value of its investments declines. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, risks associated with extended settlement, and the risks of being a lender.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The Barclays Global High Yield Index shows how the fund's performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

A note on performance

Class NAV shares commenced operations on October 21, 2013. Because Class I shares had not commenced operations as of the date of this prospectus, the returns shown are those of the fund's Class NAV shares. Returns for Class I shares would have been substantially similar to returns of Class NAV shares because each share class is invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns (%)—Class I
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the six months ended June 30, 2016, was 7.04%. Best quarter: Q2 '14, 3.31% Worst quarter: Q3 '15, -4.77%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/15
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock Global Short Duration Credit Fund - Class I) | (John Hancock Global Short Duration Credit Fund) | Barclays Global High Yield Corporate 1-5 Year Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(5.19%)
Since inception	rr_AverageAnnualReturnSinceInception	(2.63%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2013
(John Hancock Global Short Duration Credit Fund - Class I) | (John Hancock Global Short Duration Credit Fund) | Barclays Global High Yield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(2.72%)
Since inception	rr_AverageAnnualReturnSinceInception	(0.41%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2013
(John Hancock Global Short Duration Credit Fund - Class I) | (John Hancock Global Short Duration Credit Fund) | Class I
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.73%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.19%	[13]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	509
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,131
Annual Return 2014	rr_AnnualReturn2014	(0.45%)
Annual Return 2015	rr_AnnualReturn2015	(2.39%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the six months ended June 30, 2016, was 7.04%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.04%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '14, 3.31%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.31%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '15, –4.77%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.77%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
1 Year	rr_AverageAnnualReturnYear01	(2.39%)
Since inception	rr_AverageAnnualReturnSinceInception	(1.24%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2013
(John Hancock Global Short Duration Credit Fund - Class I) | (John Hancock Global Short Duration Credit Fund) | Class I | after tax on distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(4.95%)
Since inception	rr_AverageAnnualReturnSinceInception	(3.78%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2013
(John Hancock Global Short Duration Credit Fund - Class I) | (John Hancock Global Short Duration Credit Fund) | Class I | after tax on distributions, with sale
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(1.31%)
Since inception	rr_AverageAnnualReturnSinceInception	(2.02%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2013
(John Hancock Government Income Fund - Classes A, B, C and I) | (John Hancock Government Income Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 17 to 19 of the prospectus under "Sales charge reductions and waivers" or pages 141 to 144 of the fund's Statement of Additional Information under "Initial sales charge on Class A shares."

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the John Hancock family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2017
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class I shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Not Sold
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 60% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	60.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in obligations issued or guaranteed by the U.S. government and its agencies, authorities, or instrumentalities (U.S. government securities). There is no limit on the fund's average maturity. U.S. government securities may be supported by:

  the full faith and credit of the U.S. government, such as U.S. Treasury bills, notes, and bonds, and Government National Mortgage Association Certificates.

  the right of the issuer to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Mortgage Corporation.

  the credit of the instrumentality, such as obligations of the Federal National Mortgage Association.

The fund may invest up to 10% of its total assets in below-investment-grade fixed-income securities (junk bonds) rated Ba and below by Moody's Investors Service, Inc. (Moody's) or BB and below by Standard & Poor's Ratings Services (S&P). However, the fund may not invest in a fixed-income security rated lower than B by any two nationally recognized statistical rating organizations (NRSROs). The fund may invest in higher-risk securities, including U.S. dollar-denominated foreign government securities and asset-backed securities. Although the fund generally invests in foreign government securities rated within the four highest categories by an NRSRO, or their unrated equivalents, it may invest up to 10% of its assets in foreign government junk bonds rated as low as B and their unrated equivalents. The fund's investment policies are based on credit ratings at the time of purchase.

The manager considers interest-rate trends in determining which types of bonds to emphasize at a given time. The fund typically favors mortgage-related securities when the manager anticipates that interest rates will be relatively stable and favors U.S. Treasuries at other times. Because high-yield bonds often respond to market movements differently than U.S. government bonds, the fund may use them to manage volatility.

The fund may invest in mortgage-related securities and derivatives. Derivatives, including futures contracts and options, may be used to reduce risk, obtain efficient market exposure, and/or enhance investment returns. The fund may trade securities actively.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize, along with specific additional associated risks, if any, include: futures contracts and options. Futures contracts and options generally are subject to counterparty risk.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291, Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time (Class A, Class B, and Class C), or 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days (Class I).

A note on performance

Class A shares commenced operations on September 30, 1994. Class I shares commenced operations on September 9, 2016. Returns shown prior to the commencement date of Class I shares are those of Class A shares, except that they do not include sales charges and would be lower if they did. Returns for Class I shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.50% to 4.00%, effective February 3, 2014.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns (%)—Class A (sales charges are not reflected in the bar chart and returns would have been lower if they were)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	sales charges are not reflected in the bar chart and returns would have been lower if they were
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the six months ended June 30, 2016, was 3.79%. Best quarter: Q4 '08, 3.97% Worst quarter: Q2 '13, -2.08%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/15
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Please note that after-tax returns (shown for Class A shares only)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	by calling 800-225-5291, Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time (Class A, Class B, and Class C), or 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days (Class I).
(John Hancock Government Income Fund - Classes A, B, C and I) | (John Hancock Government Income Fund) | Barclays U.S. Government Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.86%
5 Years	rr_AverageAnnualReturnYear05	2.77%
10 Years	rr_AverageAnnualReturnYear10	4.10%
(John Hancock Government Income Fund - Classes A, B, C and I) | (John Hancock Government Income Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	4.00%
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Shareholder Fee Other	rr_ShareholderFeeOther	$ 20
Management fee	rr_ManagementFeesOverAssets	0.62%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.10%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[14]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 496
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	724
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	971
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,676
Annual Return 2006	rr_AnnualReturn2006	3.70%
Annual Return 2007	rr_AnnualReturn2007	6.14%
Annual Return 2008	rr_AnnualReturn2008	5.87%
Annual Return 2009	rr_AnnualReturn2009	4.73%
Annual Return 2010	rr_AnnualReturn2010	5.84%
Annual Return 2011	rr_AnnualReturn2011	6.22%
Annual Return 2012	rr_AnnualReturn2012	4.55%
Annual Return 2013	rr_AnnualReturn2013	(2.10%)
Annual Return 2014	rr_AnnualReturn2014	4.36%
Annual Return 2015	rr_AnnualReturn2015	0.32%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the six months ended June 30, 2016, was 3.79%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.79%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q4 '08, 3.97%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.97%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q2 '13, –2.08%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.08%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
1 Year	rr_AverageAnnualReturnYear01	(3.66%)
5 Years	rr_AverageAnnualReturnYear05	1.78%
10 Years	rr_AverageAnnualReturnYear10	3.50%
(John Hancock Government Income Fund - Classes A, B, C and I) | (John Hancock Government Income Fund) | Class A | after tax on distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(4.62%)
5 Years	rr_AverageAnnualReturnYear05	0.72%
10 Years	rr_AverageAnnualReturnYear10	2.22%
(John Hancock Government Income Fund - Classes A, B, C and I) | (John Hancock Government Income Fund) | Class A | after tax on distributions, with sale
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(2.07%)
5 Years	rr_AverageAnnualReturnYear05	0.93%
10 Years	rr_AverageAnnualReturnYear10	2.21%
(John Hancock Government Income Fund - Classes A, B, C and I) | (John Hancock Government Income Fund) | Class B
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	5.00%
Shareholder Fee Other	rr_ShareholderFeeOther	$ 20
Management fee	rr_ManagementFeesOverAssets	0.62%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.85%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[14]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 679
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	873
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,192
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,965
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	179
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	573
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	992
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,965
1 Year	rr_AverageAnnualReturnYear01	(5.33%)
5 Years	rr_AverageAnnualReturnYear05	1.45%
10 Years	rr_AverageAnnualReturnYear10	3.30%
(John Hancock Government Income Fund - Classes A, B, C and I) | (John Hancock Government Income Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	1.00%
Shareholder Fee Other	rr_ShareholderFeeOther	$ 20
Management fee	rr_ManagementFeesOverAssets	0.62%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.85%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[14]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 279
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	573
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	992
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,162
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	179
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	573
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	992
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,162
1 Year	rr_AverageAnnualReturnYear01	(1.41%)
5 Years	rr_AverageAnnualReturnYear05	1.83%
10 Years	rr_AverageAnnualReturnYear10	3.14%
(John Hancock Government Income Fund - Classes A, B, C and I) | (John Hancock Government Income Fund) | Class I
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Shareholder Fee Other	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.62%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.21%	[13]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.83%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[14]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	256
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	452
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,017
1 Year	rr_AverageAnnualReturnYear01	0.32%
5 Years	rr_AverageAnnualReturnYear05	2.63%
10 Years	rr_AverageAnnualReturnYear10	3.93%
(John Hancock Investment Grade Bond Fund - Classes A, B, C, I, R2, R4 and R6) | (John Hancock Investment Grade Bond Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek a high level of current income consistent with preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 20 to 23 of the prospectus under "Sales charge reductions and waivers" or pages 141 to 144 of the fund's Statement of Additional Information under "Initial sales charge on Class A shares."

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the John Hancock family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2017
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Not Sold
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 63% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment-grade bonds (securities rated from AAA to BBB). These may include, but are not limited to, corporate bonds and debentures, mortgage-related and asset-backed securities, U.S. government and agency securities, and U.S. dollar-denominated securities of foreign governments and corporations. The fund's investment policies are based on credit ratings at the time of purchase. The fund may invest in bonds of any maturity, but normally maintains a dollar-weighted average maturity of between three and ten years.

The manager concentrates on sector allocation, industry allocation, and security selection in making investment decisions. When making sector and industry allocations, the manager uses top-down analysis to try to anticipate shifts in the business cycle. The manager uses bottom-up research to find individual securities that appear comparatively undervalued.

The fund may engage in derivative transactions, including futures contracts and options may be used to reduce risk, obtain efficient market exposure, and/or enhance investment returns. The fund's investments in U.S. government and agency securities may or may not be supported by the full faith and credit of the United States. The fund may trade securities actively.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize, along with specific additional associated risks, if any, include: futures contracts and options. Futures contracts and options generally are subject to counterparty risk.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291, Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time (Class A, Class B, and Class C shares), or 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days (Class I, Class R2, Class R4, and Class R6 shares).

A note on performance

Class A shares commenced operations on December 31, 1991. Class R2, Class R4, and Class R6 shares commenced operations on March 27, 2015. Returns shown prior to a class's commencement date are those of Class A shares that have been recalculated to reflect the gross fees and expenses of that class. Returns for Class R2, Class R4, and Class R6 shares would have been substantially similar to returns of Class A shares because each share class is invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.50% to 4.00%, effective February 3, 2014.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns (%)—Class A (sales charges are not reflected in the bar chart and returns would have been lower if they were)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	sales charges are not reflected in the bar chart and returns would have been lower if they were
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the six months ended June 30, 2016, was 4.81%. Best quarter: Q3 '09, 8.18% Worst quarter: Q4 '08, -3.35%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/15
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Please note that after-tax returns (shown for Class A shares only)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	by calling 800-225-5291, Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time (Class A, Class B, and Class C shares), or 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days (Class I, Class R2, Class R4, and Class R6 shares).
(John Hancock Investment Grade Bond Fund - Classes A, B, C, I, R2, R4 and R6) | (John Hancock Investment Grade Bond Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.55%
5 Years	rr_AverageAnnualReturnYear05	3.25%
10 Years	rr_AverageAnnualReturnYear10	4.51%
(John Hancock Investment Grade Bond Fund - Classes A, B, C, I, R2, R4 and R6) | (John Hancock Investment Grade Bond Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	4.00%
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Shareholder Fee Other	rr_ShareholderFeeOther	$ 20
Management fee	rr_ManagementFeesOverAssets	0.40%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.26%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.91%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[15]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 478
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	668
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	873
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,465
Annual Return 2006	rr_AnnualReturn2006	4.37%
Annual Return 2007	rr_AnnualReturn2007	5.33%
Annual Return 2008	rr_AnnualReturn2008	(6.63%)
Annual Return 2009	rr_AnnualReturn2009	19.16%
Annual Return 2010	rr_AnnualReturn2010	10.08%
Annual Return 2011	rr_AnnualReturn2011	5.51%
Annual Return 2012	rr_AnnualReturn2012	8.74%
Annual Return 2013	rr_AnnualReturn2013	(1.02%)
Annual Return 2014	rr_AnnualReturn2014	6.09%
Annual Return 2015	rr_AnnualReturn2015	0.14%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the six months ended June 30, 2016, was 4.81%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.81%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '09, 8.18%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.18%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, –3.35%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.35%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	(3.85%)
5 Years	rr_AverageAnnualReturnYear05	2.98%
10 Years	rr_AverageAnnualReturnYear10	4.54%
(John Hancock Investment Grade Bond Fund - Classes A, B, C, I, R2, R4 and R6) | (John Hancock Investment Grade Bond Fund) | Class A | after tax on distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(5.00%)
5 Years	rr_AverageAnnualReturnYear05	1.55%
10 Years	rr_AverageAnnualReturnYear10	2.90%
(John Hancock Investment Grade Bond Fund - Classes A, B, C, I, R2, R4 and R6) | (John Hancock Investment Grade Bond Fund) | Class A | after tax on distributions, with sale
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(2.16%)
5 Years	rr_AverageAnnualReturnYear05	1.71%
10 Years	rr_AverageAnnualReturnYear10	2.86%
(John Hancock Investment Grade Bond Fund - Classes A, B, C, I, R2, R4 and R6) | (John Hancock Investment Grade Bond Fund) | Class B
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	5.00%
Shareholder Fee Other	rr_ShareholderFeeOther	$ 20
Management fee	rr_ManagementFeesOverAssets	0.40%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.26%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.66%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[15]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 658
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	813
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,092
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,756
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	158
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	513
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	892
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,756
1 Year	rr_AverageAnnualReturnYear01	(5.47%)
5 Years	rr_AverageAnnualReturnYear05	2.70%
10 Years	rr_AverageAnnualReturnYear10	4.35%
(John Hancock Investment Grade Bond Fund - Classes A, B, C, I, R2, R4 and R6) | (John Hancock Investment Grade Bond Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	1.00%
Shareholder Fee Other	rr_ShareholderFeeOther	$ 20
Management fee	rr_ManagementFeesOverAssets	0.40%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.26%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.66%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[15]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 258
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	513
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	892
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,956
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	158
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	513
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	892
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,956
1 Year	rr_AverageAnnualReturnYear01	(1.58%)
5 Years	rr_AverageAnnualReturnYear05	3.05%
10 Years	rr_AverageAnnualReturnYear10	4.19%
(John Hancock Investment Grade Bond Fund - Classes A, B, C, I, R2, R4 and R6) | (John Hancock Investment Grade Bond Fund) | Class I
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Shareholder Fee Other	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.40%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.24%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.64%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[15]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 54
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	194
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	346
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 788
1 Year	rr_AverageAnnualReturnYear01	0.41%
5 Years	rr_AverageAnnualReturnYear05	4.14%
10 Years	rr_AverageAnnualReturnYear10	5.32%
(John Hancock Investment Grade Bond Fund - Classes A, B, C, I, R2, R4 and R6) | (John Hancock Investment Grade Bond Fund) | Class R2
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Shareholder Fee Other	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.40%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[16]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.15%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.40%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.05%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[15]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 96
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	323
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	569
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,273
1 Year	rr_AverageAnnualReturnYear01	0.19%
5 Years	rr_AverageAnnualReturnYear05	3.76%
10 Years	rr_AverageAnnualReturnYear10	4.93%
(John Hancock Investment Grade Bond Fund - Classes A, B, C, I, R2, R4 and R6) | (John Hancock Investment Grade Bond Fund) | Class R4
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Shareholder Fee Other	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.40%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.10%	[16]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.15%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.90%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[15],[17]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	266
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	478
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,089
1 Year	rr_AverageAnnualReturnYear01	0.32%
5 Years	rr_AverageAnnualReturnYear05	3.91%
10 Years	rr_AverageAnnualReturnYear10	5.08%
(John Hancock Investment Grade Bond Fund - Classes A, B, C, I, R2, R4 and R6) | (John Hancock Investment Grade Bond Fund) | Class R6
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Shareholder Fee Other	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.40%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.15%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.55%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[15]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.42%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 43
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	163
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	294
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 677
1 Year	rr_AverageAnnualReturnYear01	0.53%
5 Years	rr_AverageAnnualReturnYear05	4.25%
10 Years	rr_AverageAnnualReturnYear10	5.44%
(John Hancock Bond Trust - Class NAV Shares) | (John Hancock Focused High Yield Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high current income. Capital appreciation is a secondary goal.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 89% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	89.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. and foreign fixed-income securities rated BB/Ba or lower and their unrated equivalents. Bonds rated at or below BB by Standard & Poor's Ratings Services (S&P) or Fitch Ratings, Inc. (Fitch) or Ba by Moody's Investors Service, Inc. (Moody's) are considered junk bonds. These may include, but are not limited to, domestic and foreign corporate bonds and government obligations, debentures and notes, convertible securities and preferred securities. No more than 10% of the fund's total assets may be invested in securities that are rated in default by S&P or Moody's. The fund's investment policies are based on credit ratings at the time of purchase. There is no limit on the fund's average maturity.

The manager concentrates on industry allocation and securities selection in making investment decisions. The manager uses top-down analysis to determine which industries may benefit from current and future changes in the economy. The manager uses bottom-up research to find individual securities that appear comparatively undervalued. The manager looks at the financial condition of the issuers, as well as the collateralization and other features of the securities themselves. The fund may hold up to 20% of its total assets in the securities of companies in any one industry and up to 10% of its total assets in the securities of any individual issuer. The fund typically invests in a broad range of industries.

The fund may invest in both investment-grade and below-investment-grade asset-backed securities. The fund may use certain higher-risk investments, including restricted or illiquid securities and derivatives. Derivatives may be used to reduce risk, obtain efficient market exposure, and/or enhance investment returns, and may include futures contracts on securities, indexes and foreign currency; options on futures contracts, securities, indexes and foreign currency; interest-rate, foreign currency and credit default swaps; and foreign currency forward contracts. In addition, the fund may invest up to 20% of its assets in U.S. and foreign common stocks of companies of any size. The fund may trade securities actively.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 18 of the prospectus.

Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Defaulted debt risk. Investing in defaulted debt securities is speculative and involves substantial risks in addition to those of non-defaulted high-yield securities. Defaulted debt securities generally do not generate interest payments. Principal on defaulted debt might not be repaid, and a fund could lose up to its entire investment.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The value of convertible preferred stock can depend heavily on the price of the underlying common stock.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize, along with specific additional associated risks, if any, include: credit default swaps; foreign currency forward contracts; foreign currency swaps; futures contracts; interest-rate swaps; and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-sized capitalization securities may underperform the market as a whole.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

A note on performance

Class A shares commenced operations on June 30, 1993. Class NAV shares commenced operations on October 21, 2013. Returns prior to the commencement date of Class NAV shares are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class NAV shares. Returns for Class NAV shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses are different.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns (%)—Class NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the six months ended June 30, 2016, was 7.13%. Best quarter: Q3 '09, 29.40% Worst quarter: Q4 '08, -30.22%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/15
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-344-1029
(John Hancock Bond Trust - Class NAV Shares) | (John Hancock Focused High Yield Fund) | Bank of America Merrill Lynch U.S. High Yield Master II Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(4.64%)
5 Years	rr_AverageAnnualReturnYear05	4.84%
10 Years	rr_AverageAnnualReturnYear10	6.81%
(John Hancock Bond Trust - Class NAV Shares) | (John Hancock Focused High Yield Fund) | Class NAV
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.51%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.09%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 750
Annual Return 2006	rr_AnnualReturn2006	20.77%
Annual Return 2007	rr_AnnualReturn2007	(0.82%)
Annual Return 2008	rr_AnnualReturn2008	(48.25%)
Annual Return 2009	rr_AnnualReturn2009	70.35%
Annual Return 2010	rr_AnnualReturn2010	25.44%
Annual Return 2011	rr_AnnualReturn2011	(12.76%)
Annual Return 2012	rr_AnnualReturn2012	25.86%
Annual Return 2013	rr_AnnualReturn2013	11.07%
Annual Return 2014	rr_AnnualReturn2014	(0.22%)
Annual Return 2015	rr_AnnualReturn2015	(4.31%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the six months ended June 30, 2016, was 7.13%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.13%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '09, 29.40%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.40%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, –30.22%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.22%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	(4.31%)
5 Years	rr_AverageAnnualReturnYear05	3.09%
10 Years	rr_AverageAnnualReturnYear10	4.43%
(John Hancock Bond Trust - Class NAV Shares) | (John Hancock Focused High Yield Fund) | Class NAV | after tax on distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(7.19%)
5 Years	rr_AverageAnnualReturnYear05	0.38%
10 Years	rr_AverageAnnualReturnYear10	1.23%
(John Hancock Bond Trust - Class NAV Shares) | (John Hancock Focused High Yield Fund) | Class NAV | after tax on distributions, with sale
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(2.36%)
5 Years	rr_AverageAnnualReturnYear05	1.28%
10 Years	rr_AverageAnnualReturnYear10	2.09%
(John Hancock Bond Trust - Class NAV Shares) | (John Hancock Global Conservative Absolute Return Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term absolute return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2017
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 116% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	116.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund may use an extensive range of investment strategies and invest in a wide spectrum of fixed-income, debt, and money market securities, as well as derivative instruments, in pursuing its investment objective.

The fund may invest in fixed-income, debt, and money market securities of companies and government and supranational entities around the world, including in emerging markets. The fund is not subject to any maturity, market capitalization or credit quality restrictions and may invest in high-yield below-investment-grade bonds (junk bonds) without limitation. The fund may invest significantly in particular economic sectors.

The fund also may invest in money market funds. Under normal market conditions, at least 40% of the value of the fund's net assets will be invested in or exposed to obligations of issuers or obligors located outside of the United States. The fund also invests extensively in derivative instruments, which may relate to fixed-income and debt securities, interest rates, total return rates, currencies or currency exchange rates, or indexes. Derivatives, including futures, options, swaps (including credit default and variance swaps), and foreign currency forward contracts, may be used both for investment and hedging purposes and to take long and short positions in markets, currencies, securities, and groups of securities.

The manager seeks to maximize risk-adjusted absolute return by using multiple strategies across listed fixed-income and debt securities, currencies, derivatives, or other instruments as part of a diversified global portfolio. These strategies include exploiting market cyclicality and a diverse array of inefficiencies across and within global markets. The manager manages the fund's investment strategies dynamically over time and will actively modify investment strategies and develop new strategies in response to additional research, changing market conditions, or other factors. The fund also may hold cash or invest its cash balances in cash equivalents and short-term investments, including money market funds.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. In addition, although the manager aims to maximize absolute return, there is no guarantee that the fund will generate positive returns. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 18 of the prospectus.

Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Foreign currencies may decline in value, which could negatively impact performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are magnified in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment and greater social, economic, and political uncertainties than more developed countries.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize, along with specific additional associated risks, if any, include: credit default swaps; foreign currency forward contracts; futures contracts; options; and swaps. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-sized capitalization securities may underperform the market as a whole.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The Barclays Global Aggregate 1-3 Year Hedged USD Index shows how the fund's performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns (%)—Class NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the six months ended June 30, 2016, was 0.00%. Best quarter: Q4 '15, 1.40% Worst quarter: Q4 '14, -1.13%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/15
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-344-1029
(John Hancock Bond Trust - Class NAV Shares) | (John Hancock Global Conservative Absolute Return Fund) | Bank of America Merrill Lynch U.S. Dollar 1-Month LIBID Average Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.10%
Since inception	rr_AverageAnnualReturnSinceInception	0.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 16, 2013
(John Hancock Bond Trust - Class NAV Shares) | (John Hancock Global Conservative Absolute Return Fund) | Barclays Global Aggregate 1-3 Year Hedged USD Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.83%	[5]
Since inception	rr_AverageAnnualReturnSinceInception	1.08%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 16, 2013	[5]
(John Hancock Bond Trust - Class NAV Shares) | (John Hancock Global Conservative Absolute Return Fund) | Class NAV
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.85%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.53%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.38%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[18]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	378
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	698
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,605
Annual Return 2014	rr_AnnualReturn2014	(0.05%)
Annual Return 2015	rr_AnnualReturn2015	1.29%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the six months ended June 30, 2016, was 0.00%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	none
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q4 '15, 1.40%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.40%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2015
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '14, –1.13%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.13%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2014
1 Year	rr_AverageAnnualReturnYear01	1.29%
Since inception	rr_AverageAnnualReturnSinceInception	0.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 16, 2013
(John Hancock Bond Trust - Class NAV Shares) | (John Hancock Global Conservative Absolute Return Fund) | Class NAV | after tax on distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.49%
Since inception	rr_AverageAnnualReturnSinceInception	(0.05%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 16, 2013
(John Hancock Bond Trust - Class NAV Shares) | (John Hancock Global Conservative Absolute Return Fund) | Class NAV | after tax on distributions, with sale
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.75%
Since inception	rr_AverageAnnualReturnSinceInception	0.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 16, 2013
(John Hancock Bond Trust - Class NAV Shares) | (John Hancock Global Short Duration Credit Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to maximize total return consisting of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 56% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds. These bonds may include investment-grade and below-investment-grade (junk) bonds issued by U.S. and foreign corporations and U.S. and foreign governments and their agencies and instrumentalities. Under normal circumstances, the fund will invest at least 40% of its net assets in foreign securities, including those of issuers in emerging markets. The fund may also invest in preferred securities and other types of debt securities.

The manager uses a fundamental approach to security selection across all sectors of the bond market. Credit sectors in which the fund typically invests include U.S. government obligations, mortgage- and asset-backed securities, exchange-traded funds (ETFs), bank loans, investment-grade and below-investment-grade sovereign debt, and investment- and below-investment-grade U.S. and foreign corporate debt, including floating-rate loans. Some bank loans may be illiquid. The fund seeks income stability during periods of credit expansion or contraction. Regional, country, and currency allocation will be dynamic over time in response to market conditions.

The fund may invest up and down an issuer's capital structure (excluding common equity) and across the credit quality spectrum, except that the fund may not invest more than 10% of its total assets in junk bonds rated as low as D (in default) by Standard & Poor's Ratings Services (S&P), Moody's Investors Service, Inc. (Moody's), Fitch Ratings, Inc. (Fitch), or an equivalent nationally recognized statistical rating organization (NRSRO) (and their unrated equivalents). The fund's investment policies are based on credit ratings at the time of purchase. The fund will not be managed to correspond to a market benchmark.

The manager will tactically manage duration, which will typically be less than three years. The value of an investment held by a fixed-income fund with a duration of three years, for example, decreases by approximately 3% for every 1% increase in interest rates and increases by approximately 3% with every 1% decrease in interest rates.

The fund may invest in derivatives and actively manage currency to mitigate risk, enhance returns, and diversify its portfolio. Derivatives may include exchange-traded futures and options, currency forwards and options, and over-the-counter (OTC) transactions (e.g., credit default swaps (CDS) and interest-rate swaps). The fund may also utilize derivatives on the Chicago Board Options Exchange Market Volatility Index (VIX) or CDS Indexes (CDX), or on longer-term U.S. Treasury futures. The manager may hedge, cross-hedge, and proxy hedge currency exposures, as well as take outright naked long positions through currency derivatives. The fund may invest in long CDS exposure (selling protection) to augment income opportunities in select credits where the mandated term structure could not otherwise be attained, consistent with the fund's goal of delivering current income.

Although the fund's strategies are typically not leverage-based, certain derivative holdings in the portfolio may provide the economic equivalent of leverage because they display heightened price sensitivity to market fluctuations.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 18 of the prospectus.

Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Foreign currencies may decline in value, which could negatively impact performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Defaulted debt risk. Investing in defaulted debt securities is speculative and involves substantial risks in addition to those of non-defaulted high-yield securities. Defaulted debt securities generally do not generate interest payments. Principal on defaulted debt might not be repaid, and a fund could lose up to its entire investment.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are magnified in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment and greater social, economic, and political uncertainties than more developed countries.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize, along with specific additional associated risks, if any, include: credit default swaps; currency options; foreign currency forward contracts; foreign currency swaps; futures contracts; interest-rate swaps; and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Leveraging risk. Using derivatives may result in a leveraged portfolio. Leverage increases a fund's losses when the value of its investments declines. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, risks associated with extended settlement, and the risks of being a lender.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The Barclays Global High Yield Index shows how the fund's performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns (%)—Class NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the six months ended June 30, 2016, was 7.04%. Best quarter: Q2 '14, 3.31% Worst quarter: Q3 '15, -4.77%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/15
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-344-1029
(John Hancock Bond Trust - Class NAV Shares) | (John Hancock Global Short Duration Credit Fund) | Barclays Global High Yield Corporate 1-5 Year Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(5.19%)
Since inception	rr_AverageAnnualReturnSinceInception	(2.63%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2013
(John Hancock Bond Trust - Class NAV Shares) | (John Hancock Global Short Duration Credit Fund) | Barclays Global High Yield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(2.72%)
Since inception	rr_AverageAnnualReturnSinceInception	(0.41%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2013
(John Hancock Bond Trust - Class NAV Shares) | (John Hancock Global Short Duration Credit Fund) | Class NAV
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.73%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.08%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	450
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,002
Annual Return 2014	rr_AnnualReturn2014	(0.45%)
Annual Return 2015	rr_AnnualReturn2015	(2.39%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the six months ended June 30, 2016, was 7.04%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.04%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '14, 3.31%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.31%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '15, –4.77%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.77%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
1 Year	rr_AverageAnnualReturnYear01	(2.39%)
Since inception	rr_AverageAnnualReturnSinceInception	(1.24%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2013
(John Hancock Bond Trust - Class NAV Shares) | (John Hancock Global Short Duration Credit Fund) | Class NAV | after tax on distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(4.95%)
Since inception	rr_AverageAnnualReturnSinceInception	(3.78%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2013
(John Hancock Bond Trust - Class NAV Shares) | (John Hancock Global Short Duration Credit Fund) | Class NAV | after tax on distributions, with sale
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(1.31%)
Since inception	rr_AverageAnnualReturnSinceInception	(2.02%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2013
(John Hancock Bond Trust - Class NAV Shares) | (John Hancock Investment Grade Bond Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek a high level of current income consistent with preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2017
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class NAV shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 63% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment-grade bonds (securities rated from AAA to BBB). These may include, but are not limited to, corporate bonds and debentures, mortgage-related and asset-backed securities, U.S. government and agency securities, and U.S. dollar-denominated securities of foreign governments and corporations. The fund's investment policies are based on credit ratings at the time of purchase. The fund may invest in bonds of any maturity, but normally maintains a dollar-weighted average maturity of between three and ten years.

The manager concentrates on sector allocation, industry allocation, and security selection in making investment decisions. When making sector and industry allocations, the manager uses top-down analysis to try to anticipate shifts in the business cycle. The manager uses bottom-up research to find individual securities that appear comparatively undervalued.

The fund may engage in derivative transactions, including futures contracts and options may be used to reduce risk, obtain efficient market exposure, and/or enhance investment returns. The fund's investments in U.S. government and agency securities may or may not be supported by the full faith and credit of the United States. The fund may trade securities actively.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 18 of the prospectus.

Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize, along with specific additional associated risks, if any, include: futures contracts and options. Futures contracts and options generally are subject to counterparty risk.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

A note on performance

Class A shares commenced operations on December 31, 1991. Because Class NAV shares of the fund had not commenced operations as of the date of this prospectus, the returns shown are those of Class A shares that have been recalculated to apply the estimated gross fees and expenses of Class NAV shares. Returns for Class NAV shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns (%)—Class NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the six months ended June 30, 2016, was 5.02%. Best quarter: Q3 '09, 8.34% Worst quarter: Q4 '08, -3.24%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/15
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-344-1029
(John Hancock Bond Trust - Class NAV Shares) | (John Hancock Investment Grade Bond Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.55%
5 Years	rr_AverageAnnualReturnYear05	3.25%
10 Years	rr_AverageAnnualReturnYear10	4.51%
(John Hancock Bond Trust - Class NAV Shares) | (John Hancock Investment Grade Bond Fund) | Class NAV
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.40%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.13%	[19]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.53%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[20]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.42%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 43
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	159
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	285
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 654
Annual Return 2006	rr_AnnualReturn2006	4.88%
Annual Return 2007	rr_AnnualReturn2007	5.79%
Annual Return 2008	rr_AnnualReturn2008	(6.21%)
Annual Return 2009	rr_AnnualReturn2009	19.81%
Annual Return 2010	rr_AnnualReturn2010	10.72%
Annual Return 2011	rr_AnnualReturn2011	5.98%
Annual Return 2012	rr_AnnualReturn2012	9.20%
Annual Return 2013	rr_AnnualReturn2013	(0.59%)
Annual Return 2014	rr_AnnualReturn2014	6.54%
Annual Return 2015	rr_AnnualReturn2015	0.56%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the six months ended June 30, 2016, was 5.02%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.02%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '09, 8.34%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.34%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, –3.24%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.24%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	0.56%
5 Years	rr_AverageAnnualReturnYear05	4.27%
10 Years	rr_AverageAnnualReturnYear10	5.46%
(John Hancock Bond Trust - Class NAV Shares) | (John Hancock Investment Grade Bond Fund) | Class NAV | after tax on distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(0.64%)
5 Years	rr_AverageAnnualReturnYear05	2.83%
10 Years	rr_AverageAnnualReturnYear10	3.80%
(John Hancock Bond Trust - Class NAV Shares) | (John Hancock Investment Grade Bond Fund) | Class NAV | after tax on distributions, with sale
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.34%
5 Years	rr_AverageAnnualReturnYear05	2.69%
10 Years	rr_AverageAnnualReturnYear10	3.59%

[1]	(on certain purchases, including those of $1 million or more)
[2]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[3]	"Other expenses" have been estimated for the first year of operations of the fund's Class R6 shares.
[4]	The advisor contractually agrees to waive and/or reimburse all class-specific expenses for Class R6 shares to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to the class. This agreement expires on September 30, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[5]	Prior to October 1, 2016, the fund compared its performance to the Barclays Global Aggregate 1-5 Year Hedged USD Index. Effective October 1, 2016, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund has replaced the Barclays Global Aggregate 1-5 Year Hedged USD Index with the Barclays Global Aggregate 1-3 Year Hedged USD Index. Information regarding the Barclays Global Aggregate 1-5 Year Hedged USD Index is not shown because information regarding the index is no longer available.
[6]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.78% of average annual net assets (on an annualized basis) of the fund. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) class-specific expenses, (f) acquired fund fees and expenses paid indirectly, (g) borrowing costs, (h) prime brokerage fees, and (i) short dividend expense. The advisor also contractually agrees to reduce its management fee or, if necessary, make payments to the fund, in an amount equal to the amount by which expenses of Class A, Class C, and Class I shares, as applicable, exceed 1.14%, 1.89%, or 0.89%, respectively, of average annual net assets (on an annualized basis) of the class. For purposes of this agreement, "expenses of Class A, Class C, and Class I shares" means all expenses of the applicable class (including fund expenses attributable to the class), excluding (a) taxes; (b) portfolio brokerage commissions; (c) interest expense; (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business; (e) acquired fund fees and expenses paid indirectly; (f) borrowing costs; (g) prime brokerage fees; and (h) short dividend expense. The advisor also contractually agrees to waive and/or reimburse all class-specific expenses for Class R6 shares to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to the class. Each agreement expires on September 30, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[7]	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R2, Class R3, Class R4, and Class R5 shares.
[8]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.78% of average annual net assets (on an annualized basis) of the fund. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) class-specific expenses, (f) acquired fund fees and expenses paid indirectly, (g) borrowing costs, (h) prime brokerage fees, and (i) short dividend expense. This agreement expires on September 30, 2017, unless renewed by mutual agreement of the advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
[9]	"Other expenses" have been estimated for the first year of operations of the fund's Class 1 shares.
[10]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.78% of average annual net assets (on an annualized basis) of the fund. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) class-specific expenses, (f) acquired fund fees and expenses paid indirectly, (g) borrowing costs, (h) prime brokerage fees, and (i) short dividend expense. This agreement expires on September 30, 2017, unless renewed by mutual agreement of the advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
[11]	(on certain purchases, including those of $250,000 or more)
[12]	"Other expenses" have been estimated for the first year of operations of the fund's Class A shares.
[13]	"Other expenses" have been estimated for the first year of operations of the fund's Class I shares.
[14]	The advisor contractually agrees to limit its management fee to a maximum annual rate of 0.53% of the fund's average daily net assets. The advisor also contractually agrees to reduce its management fee or, if necessary, make payments to the fund, in an amount equal to the amount by which expenses of Class A shares exceed 0.98% of average annual net assets (on an annualized basis) of the class. For purposes of this agreement, "expenses of Class A shares" means all expenses of the class (including fund expenses attributable to the class), excluding (a) taxes; (b) portfolio brokerage commissions; (c) interest expense; (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business; (e) acquired fund fees and expenses paid indirectly; (f) borrowing costs; (g) prime brokerage fees; and (h) short dividend expense. Each agreement expires on September 30, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[15]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.42% of average annual net assets (on an annualized basis) of the fund. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) class-specific expenses, (f) acquired fund fees and expenses paid indirectly, (g) borrowing costs, (h) prime brokerage fees, and (i) short dividend expense. The advisor also contractually agrees to waive and/or reimburse all class-specific expenses for Class R6 shares to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to the class. These agreements expire on September 30, 2017, unless renewed by mutual agreement of the advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
[16]	"Service plan fee" has been restated to reflect maximum allowable fees.
[17]	The distributor contractually agrees to waive and limit its Rule 12b-1 fees for Class R4 shares to the extent necessary to achieve aggregate fees of 0.15%. This agreement expires on September 30, 2017, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.
[18]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.78% of average annual net assets (on an annualized basis) of the fund. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) class-specific expenses, (f) acquired fund fees and expenses paid indirectly, (g) borrowing costs, (h) prime brokerage fees, and (i) short dividend expense. This agreement expires on September 30, 2017, unless renewed by mutual agreement of the advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
[19]	"Other expenses" have been estimated for the first year of operations of the fund's Class NAV shares.
[20]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.42% of average annual net assets (on an annualized basis) of the fund. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) class-specific expenses, (f) acquired fund fees and expenses paid indirectly, (g) borrowing costs, (h) prime brokerage fees, and (i) short dividend expense. This agreement expires on September 30, 2017, unless renewed by mutual agreement of the advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.